Provisions (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Summary of Provisions
(a)	Provisions as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024			2025
	Current		Non-current	Current	Non-current
Provision for bonus payments	￦	121,757	70,104	119,010	101,039
Provision for construction warranties		49,659	137,201	39,393	148,673
Provision for legal contingencies and claims(*1)		17,960	78,486	5,685	45,363
Provision for the restoration		10,041	197,810	2,979	196,651
Others(*2)		196,613	96,958	404,581	158,603

	￦	396,030	580,559	571,648	650,329

(*1)
The Company recognized probable outflow of resources amounting to
￦
80,220 million and
￦
35,061 million as provisions for legal contingencies and asserted claim in relation to lawsuits against the Company as of December 31, 2024 and 2025, respectively.

(*2)
According to the
Act on the promotion of the development, use and diffusion of new and renewable energy
, POSCO INTERNATIONAL Corporation is obliged to supply a certain amount of power, generated by new and renewable energy sources. In accordance with the Act, POSCO INTERNATIONAL Corporation estimated the cost required to fulfill its obligations, such as insufficient supply of power using new and renewable energy to be borne, and as of December 31, 2024 and 2025, the Company recognized
￦
64,249 million and
￦
45,150 million respectively, as provision.

Changes in Provisions
(c)	Changes in provisions for the years ended December 31, 2024 and 2025 are as follows:

1)	For the year ended December 31, 2024

(in millions of Won)	Beginning		Increase	Utilization	Reversal	Others(*1)	Ending
Provision for bonus payments	￦	184,391	224,339	(187,004)	(29,461)	(404)	191,861
Provision for construction warranties		196,758	53,244	(48,471)	(8,274)	(6,397)	186,860
Provision for legal contingencies and claims		73,062	54,929	(12,964)	(19,743)	1,162	96,446
Provision for the restoration		175,820	28,917	(8,311)	(6,485)	17,910	207,851
Others		257,722	255,624	(151,362)	(76,790)	8,377	293,571

	￦	887,753	617,053	(408,112)	(140,753)	20,648	976,589

(*1)	Includes adjustments of foreign currency translation differences and others.

2)	For the year ended December 31, 2025

(in millions of Won)	Beginning		Increase	Business combination(*1)	Utilization	Reversal	Others(*2)	Ending
Provision for bonus payments	￦	191,861	159,990	—	(133,528)	(2,634)	4,360	220,049
Provision for construction warranties		186,860	43,891	—	(35,139)	(6,005)	(1,541)	188,066
Provision for legal contingencies and claims		96,446	10,856	—	(23,507)	(15,782)	(16,965)	51,048
Provision for the restoration		207,851	26,853	—	(4,953)	(4,843)	(25,278)	199,630
Others		293,571	423,940	138,212	(29,447)	(68,387)	(194,705)	563,184

	￦	976,589	665,530	138,212	(226,574)	(97,651)	(234,129)	1,221,977

(*1)
During the year ended December 31, 2025, PT. Prime Agri Resources was newly consolidated as a subsidiary, and the Company included the resulting increase in provisions as part of the business combination.

(*2)	Includes adjustments of foreign currency translation differences and others.